Capital and Capital Reserves (Tables)	12 Months Ended
Dec. 31, 2018
Capital and Capital Reserves [Abstract]
Schedule of equity
	Authorized	Registered and paid up
	December 31	December 31
	2017 and 2018	2017 and 2018
Number of shares

Ordinary shares of NIS 0.1 par value each	50,000,000	29,889,045